RESERVES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
RESERVES [Abstract]
Share-based payments reserve	$ 6,684	$ 5,356	$ 2,810
Foreign currency translation reserve	(2,353)	(2,353)	(2,353)
Reserves	$ 4,331	$ 3,003	$ 457